Shareholder Report, Line Graph (Details) - USD ($)				12 Months Ended
	Mar. 22, 2022	Mar. 29, 2019	Mar. 01, 2018	Jan. 31, 2025	Jan. 31, 2024	Jan. 31, 2023	Jan. 31, 2022	Jan. 31, 2021	Jan. 31, 2020	Jan. 31, 2019
C000234653
Account Value [Line Items]
Line Graph and Table Measure Name				Fairlead Tactical Sector ETF
Account Value	$ 10,000			$ 11,690	$ 10,170	$ 9,820
C000206278
Account Value [Line Items]
Line Graph and Table Measure Name				Reynders, McVeigh Core Equity Fund - Institutional Shares
Account Value		$ 10,000		$ 20,926	17,490	15,888	$ 17,544	$ 16,941	$ 11,354
C000246834
Account Value [Line Items]
Line Graph and Table Measure Name				The Nightview Fund
Account Value			$ 10,000	$ 39,128	29,198	23,687	42,600	44,380	16,427	$ 10,437
Morningstar Moderate Target Risk Index
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar Moderate Target Risk Index
Account Value	$ 10,000			11,354	10,211	9,526
MSCI WORLD INDEX Net (USD)
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI World Index
Account Value		$ 10,000		19,951	16,434	14,047	15,178	13,025	11,281
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value			$ 10,000	25,336	20,048	16,593	18,079	14,663	12,506	$ 10,278
Russell 1000 Equal Weight Index Total Return
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Equal Weight Index Total Return Index
Account Value	$ 10,000			11,409	9,669	9,574
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value		$ 10,000		$ 23,429	$ 18,539	$ 15,345	$ 16,718	$ 13,560	$ 11,565